Held-to-maturity security (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Nov. 30, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Nov. 30, 2016 CNY (¥)
Held-to-maturity security
Held-to-maturity securities		$ 1,038	¥ 6,751	¥ 6,943
Impairment charges			0
Held-to-maturity securities, amortized cost			¥ 6,751
AIS
Held-to-maturity security
Held-to-maturity securities	$ 1,000				¥ 6,884
Held-to-maturity, ownership percentage (as a percent)	6.00%
Percentage over principal investment to be received from AIS	10.00%				10.00%
Total repayment from AIS, prior to December 31, 2019 | $	$ 1,100